EARNING (LOSS) PER SHARE	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

7. LOSS PER SHARE

In accordance with ASC 260-10 (formerly SFAS 128, “Computation of Earnings Per Share”), basic net income (loss) per share is computed by dividing the net income (loss) to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common and dilutive common equivalent shares outstanding during the period. For the three months and six months ended March 31, 2012 and 2011, the Company has excluded all common equivalent shares from the calculation of diluted net loss per share as such securities are anti-dilutive.

A summary of the net income (loss) and shares used to compute net income (loss) per share for the three months ended March 31, 2012 and 2011 are as follows:

	For the Three Months ended March 31,
	2012	2011
Net loss for computation of basic net loss per share	$(8,394,500)	$(6,946,300)
Net loss for computation of dilutive net income loss per share	$(8,394,500)	$(6,946,300)
Basic net loss per share	$(4.48)	$(3.72)
Diluted net income loss per share	$(4.48)	$(3.72)
Basic weighted average shares outstanding	1,873,948	1,867,464
Dilutive common equivalent shares	—	—
Diluted weighted average common shares	1,873,948	1,867,464
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Convertible debt	2,051,886	402,759
Warrants	1,905,251	871,384
Options	527,958	511,743

A summary of the net loss and shares used to compute the loss per share for the six months ended March 31, 2012 and 2011 are as follows:

	For the Six Months ended March 31,
	2012	2011
Net loss for computation of basic net loss per share	$(11,125,700)	$(7,043,900)
Net loss for computation of dilutive net income loss per share	$(11,125,700)	$(7,043,900)
Basic net loss per share	$(5.94)	$(3.77)
Diluted net loss per share	$(5.94)	$(3.77)
Basic weighted average shares outstanding	1,873,766	1,867,690
Dilutive common equivalent shares	—	—
Diluted weighted average common shares	1,873,766	1,867,690
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Convertible debt	1,909,742	347,499
Warrants	1,781,556	841,070
Options	525,894	515,065

8.	EARNINGS PER SHARE

In accordance with ASC 260-10 (formerly SFAS 128, “Computation of Earnings Per Share”), basic net income (loss) per share is computed by dividing the net income (loss) to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common and dilutive common equivalent shares outstanding during the period.  For the years ended September 30, 2011 and 2010, the Company has excluded all common equivalent shares from the calculation of diluted net loss per share as such securities are anti-dilutive.

A summary of the net income (loss) and shares used to compute net income (loss) per share for the years ended September 30, 2011 and 2010 is as follows:

	2011	2010
Net loss for computation of basic net income (loss) per share	$(8,866,600)	$(8,174,000)
Net income (loss) for computation of dilutive net income (loss) per share	$(8,866,600)	$(8,174,000)

Basic net income (loss) per share	$(4.74)	$(4.69)

Diluted net income (loss) per share	$(4.74)	$(4.69)

Basic weighted average shares outstanding	1,869,038	1,742,571
Dilutive common equivalent shares	-	-
Diluted weighted average common shares	1,869,038	1,742,571

Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Convertible debt	474,139	7,152
Warrants	908,033	639,827
Options	521,470	374,758